Equipment - Schedule of Property and Equipment (Details) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Less: Accumulated Depreciation	$ (134,946)	$ (113,669)	$ (82,887)
Total Property and Equipment, net	96,044	117,321	47,310
Automobile [Member]
Property and Equipment, gross	41,805	41,805	41,805
Laboratory Equipment [Member]
Property and Equipment, gross	96,536	96,536	73,194
Office Equipment [Member]
Property and Equipment, gross	7,260	7,260	7,260
Leasehold Improvements [Member]
Property and Equipment, gross	$ 85,389	$ 85,389	$ 7,938